Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Carring value, beginning of period	R 279	R 222	R 296
Additions and modifications	164	45	65
Right-of-use assets acquired on acquisition of subsidiaries	297	109	0
Assets derecognised with deemed disposal of interest in joint operation	(2)	0	0
Impairment of mining assets	0	0	(28)
Depreciation	(210)	(101)	(112)
Transfers and other movements	15	(2)	0
Foreign currency translation	17	6	1
Carrying value, end of period	R 560	R 279	R 222